Feb. 28, 2025
(abrdn Funds) | (abrdn Global Infrastructure Fund)
Objective
The abrdn Global Infrastructure Fund (the “Global Infrastructure Fund” or the “Fund”) seeks capital appreciation. Current income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the Global Infrastructure Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in abrdn Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A and Class A1 Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 141 and 191 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A and Class A1 Sales Charges” and “Reduction of Sales Charges” sections on pages 105 and 106 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (abrdn Funds) - (abrdn Global Infrastructure Fund) - USD ($)		Class A		Institutional Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		1.00%	[1]	none
Small Account Fee	[2]	$ 20		$ 20
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (abrdn Funds) - (abrdn Global Infrastructure Fund)		Class A	Institutional Class
Management Fees	[1]	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.59%	0.58%
Total Annual Fund Operating Expenses		1.59%	1.33%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.34%	0.33%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[3]	1.25%	1.00%
[1]	Management fees have been restated to reflect current fees as a result of a reduction in the Fund’s contractual management fee rate effective February 29, 2024.
[2]	abrdn Funds (the “Trust”) and abrdn Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.99% for Class A shares and 1.24% for Institutional Class shares. This contractual limitation may not be terminated without the approval of the Independent Trustees before February 28, 2026. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.
[3]	Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements includes interest expenses, which are not subject to the Fund’s expense limitation agreement. Therefore, the Total Annual Fund Operating Expenses after Fee Limitations/Expense Reimbursements may be greater than the Fund’s expense limitation.

Example
This Example is intended to help you compare the cost of investing in the Global Infrastructure Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual limitation until its expiration, which impacts the 1-Year figures listed below). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (abrdn Funds) - (abrdn Global Infrastructure Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,017	1,361	2,329
Institutional Class	102	389	697	1,573

Portfolio Turnover
The Global Infrastructure Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Infrastructure Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure related issuers. An “infrastructure-related” issuer has (i) at least 50% of its assets consisting of infrastructure assets or (ii) 50% of its gross income or net profits attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society. Examples of infrastructure assets include, but are not limited to, transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, waste collection, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing). The Fund concentrates its investments in infrastructure-related issuers. Infrastructure-related issuers fall into multiple market sectors. The Fund currently anticipates that it will have significant exposure to the industrials and utilities sectors.
The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, including securities of emerging market issuers, and in depositary receipts (such as American Depositary Receipts (“ADRs”)) that represent indirect interests in securities of foreign issuers. The Fund is permitted to invest in unlisted foreign securities, but currently does not intend to do so as a principal strategy.
The Fund may invest in companies of any market capitalization.
Under normal market conditions, the Fund maintains no less than 40% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located outside of the United States and will allocate its assets among issuers located in no fewer than three different countries, one of which may be the United States. The Fund considers an issuer to be located in a country if it meets any of the following criteria: (i) the issuer is organized under the laws of the country or maintains its principal place of business in that country; (ii) the issuer’s securities are traded principally in the country; or (iii) during the issuer’s most recent fiscal year, such issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets in that country.
In seeking to achieve the Fund’s investment objective, the Adviser and Sub-adviser invest in quality companies and are an active, engaged owners. The Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-adviser. Through fundamental research, supported by a global research presence, the Adviser and Sub-adviser seek to identify companies whose quality and future prospects are not yet fully recognized by the market.

Principal Risks
Performance
The bar chart and table below can help you evaluate potential risks of the Fund. The bar chart shows how the Fund’s annual total returns for Institutional Class shares have varied from year to year.
The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance and an additional index that more closely reflects the investment strategy of the Fund. Returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World Index (Net TR), a broad-based securities index, and the S&P Global Infrastructure Index (Net TR). Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/us/literature or call 866-667-9231.
The returns presented for the Fund for periods prior to May 7, 2018 reflect the performance of a predecessor fund (the “Predecessor Fund”), which was a registered investment company. The Fund adopted the performance of the Predecessor Fund as the result of a reorganization that occurred as of the close of business on May 4, 2018, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies.
Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes of the Fund.
abrdn Inc. and abrdn Investments Limited (“aIL”) began advising and sub-advising, respectively, the Fund immediately following the closing of the reorganization. Performance prior to this date reflects the performance of an unaffiliated investment adviser.

Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)

Highest Return: 17.31% - 2nd quarter 2020 Lowest Return: -25.55% - 1st quarter 2020
Average Annual Total Returns as of December 31, 2024
After-tax returns are shown in the following table for Institutional Class shares only and will vary for other classes. After–tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - (abrdn Funds) - (abrdn Global Infrastructure Fund)		1 Year	5 Years	10 Years
Class A		(3.36%)	3.01%	5.04%
Institutional Class		2.83%	4.49%	5.93%
After Taxes on Distributions | Institutional Class		0.54%	2.76%	4.31%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	[1]	2.57%	2.86%	4.05%
MSCI All Country World Index (Net TR) (reflects no deduction for fees or expenses)		17.49%	10.06%	9.23%
S&P Global Infrastructure Index (Net TR) (reflects no deduction for fees or expenses)		14.05%	4.40%	5.00%
[1]	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.